PRINCIPAL ACCOUNTING POLICIES - Summary Of Expected Allowance For Credit Losses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for Credit Loss [Abstract]
Balance at beginning of year
Allowance for credit losses	13,089
Balance at end of year	¥ 13,089